Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (58.6%)
Communication Services (3.9%)
AT&T	39,300	$756
Comcast, Cl A	20,100	830
Fox	8,200	312
Meta Platforms, Cl A	800	380
Nexstar Media Group, Cl A	1,300	240
Playtika Holding	19,700	150
Verizon Communications	10,900	442
		3,110

Consumer Discretionary (7.6%)
AutoNation*	2,200	420
Best Buy	2,900	251
Brunswick	3,200	261
Capri Holdings*	3,200	107
Carter's	3,200	194
Dick's Sporting Goods	1,400	303
eBay	3,300	184
Ford Motor	30,800	333
General Motors	12,200	540
Goodyear Tire & Rubber*	22,700	266
Group 1 Automotive	1,200	438
H&R Block	6,800	394
Harley-Davidson	5,900	221
Kohl's	6,600	143
Lear	1,900	232
Macy's	10,500	181
Polaris	2,100	175
PulteGroup	2,500	330
Thor Industries	1,700	180
Tri Pointe Homes*	11,100	502
Whirlpool	2,500	255
Winnebago Industries	3,800	238
		6,148

Consumer Staples (3.0%)
Altria Group	7,000	343
Archer-Daniels-Midland	4,600	285
Bunge Global	2,600	274
Conagra Brands	7,500	227
Ingredion	2,800	348
Kroger	7,300	398
Molson Coors Beverage, Cl B	6,600	349
Walgreens Boots Alliance	6,800	81
		2,305

Energy (1.8%)
California Resources	5,900	304
Marathon Petroleum	3,400	601
Phillips 66	1,890	275
Valero Energy	1,500	243

LSV Global Value Fund
	Shares	Value (000)
Energy (continued)
Vitesse Energy	788	$20
		1,443

Financials (12.0%)
Aflac	2,500	238
Ally Financial	9,600	432
American International Group	8,200	650
Ameriprise Financial	1,100	473
Bank of New York Mellon	8,800	573
BankUnited	7,300	281
Capital One Financial	2,300	348
Carlyle Secured Lending	17,200	304
Citigroup	7,200	467
Citizens Financial Group	5,400	230
Discover Financial Services	1,600	230
Everest Group	500	196
First Horizon	18,400	308
Hartford Financial Services Group	3,900	433
Jefferies Financial Group	5,500	322
Lincoln National	4,000	133
M&T Bank	2,000	344
MetLife	3,600	277
MGIC Investment	19,600	488
NCR Atleos*	5,800	186
PayPal Holdings*	4,200	276
Prudential Financial	1,400	175
Radian Group	11,500	427
Regions Financial	10,600	237
Rithm Capital‡	29,200	339
State Street	7,300	620
Wells Fargo	8,100	481
Zions Bancorp	4,000	207
		9,675

Health Care (7.7%)
AbbVie	1,300	241
Amgen	900	299
Bristol-Myers Squibb	7,600	361
Cardinal Health	3,800	383
Centene*	4,700	362
CVS Health	5,600	338
DaVita*	2,100	287
Exelixis*	8,400	197
Gilead Sciences	8,000	609
Incyte*	4,000	260
Ironwood Pharmaceuticals, Cl A*	24,800	169
Jazz Pharmaceuticals*	1,700	187
Johnson & Johnson	1,500	237
McKesson	600	370
Merck	6,300	714
Organon	8,500	186
Pfizer	16,400	501

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Health Care (continued)
United Therapeutics*	1,000	$314
Viatris, Cl W	20,500	247
		6,262

Industrials (8.0%)
AGCO	2,800	264
Alaska Air Group*	5,500	206
Allison Transmission Holdings	6,500	576
Builders FirstSource*	3,900	653
CNH Industrial	19,000	202
CSG Systems International	4,200	197
Cummins	1,400	409
Delta Air Lines	5,600	241
FedEx	1,800	544
Lockheed Martin	800	434
Mueller Industries	6,600	468
Oshkosh	2,600	282
Owens Corning	2,600	485
Ryder System	3,000	420
Textron	5,400	501
United Airlines Holdings*	4,200	191
Wabash National	10,500	226
		6,299

Information Technology (11.8%)
Adeia	22,400	263
Amdocs	3,100	271
Amkor Technology	13,200	432
Applied Materials	2,000	424
Arrow Electronics*	2,700	334
Avnet	5,800	312
Cirrus Logic*	4,755	621
Cisco Systems	14,300	693
Cognizant Technology Solutions, Cl A	5,600	424
Dell Technologies, Cl C	4,900	557
DXC Technology*	8,800	179
Flex*	17,400	559
Hewlett Packard Enterprise	28,700	571
HP	13,100	473
Intel	7,300	224
International Business Machines	2,700	519
Jabil	3,800	428
NCR Voyix*	11,600	171
NetApp	1,700	216
Oracle	3,300	460
QUALCOMM	5,700	1,032
Skyworks Solutions	2,300	261
Xerox Holdings	13,100	141
		9,565

Materials (1.7%)
Berry Global Group	4,000	263

LSV Global Value Fund
	Shares	Value (000)
Materials (continued)
Eastman Chemical	2,800	$289
LyondellBasell Industries, Cl A	2,000	199
Mosaic	7,600	226
Sylvamo	5,100	376
		1,353

Real Estate (0.5%)
Apple Hospitality REIT‡	10,800	160
Host Hotels & Resorts‡	14,000	245
		405

Utilities (0.6%)
NRG Energy	6,000	451

TOTAL U.S. COMMON STOCK
(Cost $39,618)		47,016

Foreign Common Stock (39.7%)
Australia (1.0%)
BlueScope Steel	20,700	301
New Hope	60,300	192
Rio Tinto	3,900	300
		793

Austria (0.8%)
BAWAG Group	5,600	409
OMV	6,000	251
		660

Belgium (0.3%)
Solvay	2,200	77
Syensqo	2,200	195
		272

Brazil (0.6%)
JBS	58,900	351
Vibra Energia	31,000	127
		478

Canada (1.9%)
ARC Resources	16,600	287
B2Gold	44,400	133
iA Financial	3,100	210
Magna International	4,100	182
Suncor Energy	18,500	739
		1,551

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
China (3.8%)
Alibaba Group Holding	51,200	$504
China CITIC Bank, Cl H	542,000	324
China Petroleum & Chemical, Cl H	352,000	226
China Water Affairs Group	140,000	91
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	204
NetDragon Websoft Holdings	103,000	145
PetroChina, Cl H	928,000	805
Shanghai Pharmaceuticals Holding, Cl H	79,400	119
Sinopharm Group, Cl H	70,400	165
Sinotrans, Cl H	461,000	214
Vipshop Holdings ADR	20,200	276
		3,073

Finland (0.7%)
Nokia	56,200	221
Nordea Bank Abp	22,300	261
TietoEVRY	3,600	73
		555

France (2.8%)
AXA	8,800	309
BNP Paribas	3,900	267
Bouygues	6,500	224
Ipsen	2,000	225
Metropole Television	7,600	99
Orange	17,300	192
Rubis SCA	7,800	244
Sanofi	1,800	186
TotalEnergies	7,000	472
		2,218

Germany (2.1%)
Allianz	1,100	310
Bayerische Motoren Werke	3,500	325
Daimler Truck Holding	6,600	255
Deutsche Post	5,300	236
Mercedes-Benz Group	4,500	297
Muenchener Rueckversicherungs	500	246
		1,669

Hong Kong (0.4%)
PAX Global Technology	129,000	72
WH Group	412,681	269
		341

LSV Global Value Fund
	Shares	Value (000)
Hungary (0.3%)
MOL Hungarian Oil & Gas	26,400	$206

India (0.4%)
GAIL India GDR	17,880	306

Indonesia (0.2%)
United Tractors	120,100	191

Ireland (0.5%)
AIB Group	64,900	372

Israel (0.3%)
Teva Pharmaceutical Industries*	14,100	242

Italy (1.3%)
A2A	179,700	380
Eni	21,200	339
Mediobanca Banca di Credito Finanziario	18,700	304
		1,023

Japan (5.9%)
DCM Holdings	15,900	153
Isuzu Motors	26,500	358
ITOCHU	6,700	344
Kaga Electronics	6,600	239
Kandenko	28,500	385
Lintec	13,400	301
NGK Insulators	12,800	173
Nippon Telegraph & Telephone	95,000	101
Niterra	10,900	323
Nomura Holdings	38,100	235
Ono Pharmaceutical	6,600	97
ORIX	10,400	252
Ricoh	43,100	401
Ricoh Leasing	7,000	255
SKY Perfect JSAT Holdings	60,900	358
Sumitomo	15,400	383
Tsubakimoto Chain	5,000	216
Valor	4,800	82
		4,656

Mexico (0.3%)
Coca-Cola Femsa	26,300	238

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Netherlands (1.7%)
Aegon	41,800	$270
Koninklijke Ahold Delhaize	10,100	325
Shell	15,900	581
Signify	7,000	173
		1,349

Norway (0.3%)
DNB Bank	11,500	238

Poland (0.3%)
Asseco Poland	12,386	263

Puerto Rico (0.5%)
OFG Bancorp	9,200	418

Russia (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)	1,600	—
		—

South Africa (0.4%)
Absa Group	21,000	184
Anglo American	5,100	155
		339

South Korea (1.3%)
Hankook Tire & Technology	6,800	222
Huons	1,870	44
Kginicis	5,400	41
KT	8,800	257
LG Uplus	12,500	91
Samsung Electronics	4,000	247
SK Telecom	3,900	154
		1,056

Spain (0.7%)
Indra Sistemas	12,280	246
Mapfre	128,500	312
		558

Sweden (1.7%)
Bilia, Cl A	8,600	107
Inwido	19,500	322
SKF, Cl B	10,900	203
Swedbank	14,400	306

LSV Global Value Fund
	Shares	Value (000)
Sweden (continued)
Volvo, Cl B	15,200	$388
		1,326

Switzerland (1.7%)
Novartis	9,200	1,027
Roche Holding AG	900	291
Sandoz Group	1,840	80
		1,398

Taiwan (2.6%)
ASE Technology Holding	113,000	527
Chipbond Technology	112,000	218
Compeq Manufacturing	149,000	358
Novatek Microelectronics	17,000	274
Powertech Technology	68,000	342
Topco Scientific	26,751	220
Tripod Technology	26,000	160
		2,099

Thailand (0.3%)
Krung Thai Bank	494,600	251

Türkiye (0.6%)
Coca-Cola Icecek	19,800	506

United Kingdom (4.0%)
3i Group	6,000	241
Aviva	45,600	294
BAE Systems	12,900	215
Barclays	120,200	359
British American Tobacco	5,100	181
GSK	42,300	822
J Sainsbury	84,900	301
Lloyds Banking Group	610,200	466
Tesco	85,700	365
		3,244

TOTAL FOREIGN COMMON STOCK
(Cost $27,555)		31,889

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro	28,800	190

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		190

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.0%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $781 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $472, 0.750% - 4.875%, 11/15/2025 – 02/15/2033; total market value $797)	$781	$781

TOTAL REPURCHASE AGREEMENT
(Cost $781)		781

Total Investments – 99.5%
(Cost $68,182)		$79,876

Percentages are based on Net Assets of $80,267 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-2100